Other Assets - Summary of Other Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract costs [member]
Disclosure of other assets [line items]
Capitalized costs recognized in profit or loss	¥ 1,367	¥ 1,744